5 Business combinations (Details Narrative 1) - BRL (R$) R$ in Thousands	Dec. 05, 2018	Nov. 27, 2018	May 30, 2018	Apr. 26, 2018	Nov. 27, 2021	Nov. 27, 2020	Nov. 27, 2019	Feb. 28, 2019
Instituto De Ensino Superior Presidente Trancredo De Almeida Neves S.A. (IPTAN) [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary				100.00%
Purchase consideration transferred				R$ 102,235
Goodwill recognised				17,446
Revenue of acquiree since acquisition date				27,589
Profit (loss) of acquiree since acquisition date				7,100
Revenue of combined entity as if combination occurred at beginning of period				40,833
Profit (loss) of combined entity as if combination occurred at beginning of period				12,856
Cash paid
Payable in installments
Transaction costs (included in cash flows from operating activities)
Instituto De Ensino Superior Presidente Trancredo De Almeida Neves S.A. (IPTAN) [Member] | Class A Common Shares [Member]
Disclosure of detailed information about business combination [line items]
Number of shares issued in acquisition				26,523
Description of conversion of debt to equity				convertion to common shares on a ratio of 1 to 17.7
Instituto De Educacao Superior Do Vale Do Parnaiba S.A. ("IESVAP") [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary				80.00%
Purchase consideration transferred				R$ 98,037
Goodwill recognised				27,956
Revenue of acquiree since acquisition date				21,789
Profit (loss) of acquiree since acquisition date				12,433
Revenue of combined entity as if combination occurred at beginning of period				31,308
Profit (loss) of combined entity as if combination occurred at beginning of period				18,734
Cash paid
Payable in installments
Transaction costs (included in cash flows from operating activities)
Instituto De Educacao Superior Do Vale Do Parnaiba S.A. ("IESVAP") [Member] | Class A Common Shares [Member]
Disclosure of detailed information about business combination [line items]
Number of shares issued in acquisition				26,523
Description of conversion of debt to equity				convertion to common shares on a ratio of 1 to 17.7
Centro De Ciencias Em Saude De Itajuba S.A. ("CCSI") [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary			60.00%
Purchase consideration transferred			R$ 39,000
Goodwill recognised			4,664
Revenue of acquiree since acquisition date			19,176
Profit (loss) of acquiree since acquisition date			2,653
Cash paid			9,200
Payable in installments			29,800
Transaction costs (included in cash flows from operating activities)			R$ (1,103)
Instituto De Ensino Superior Do Piaui S.A. ("IESP") [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary		80.00%
Purchase consideration transferred		R$ 248,905
Goodwill recognised		69,808
Revenue of acquiree since acquisition date		8,856
Profit (loss) of acquiree since acquisition date		1,990
Revenue of combined entity as if combination occurred at beginning of period		105,437
Profit (loss) of combined entity as if combination occurred at beginning of period		38,892
Cash paid		133,800					R$ 35,400	R$ 8,906
Payable in installments		115,105
Transaction costs (included in cash flows from operating activities)		R$ (415)
Instituto De Ensino Superior Do Piaui S.A. ("IESP") [Member] | Events After Reporting Period [Member]
Disclosure of detailed information about business combination [line items]
Cash paid					R$ 35,400	R$ 35,400
FADEP - Faculdade Educacional De Pato Branco Ltda. ("FADEP") [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary	100.00%
Description of acquiree	Afya Brazil acquired control of FADEP, through the acquisition of 100% of RD Administração e Participação Ltda, which has a 89% interest in FADEP and Afya Brazil also acquired 11% interest in FADEP from the selling shareholder.
Purchase consideration transferred	R$ 132,972
Goodwill recognised	49,661
Revenue of acquiree since acquisition date	4,681
Profit (loss) of acquiree since acquisition date	2,488
Revenue of combined entity as if combination occurred at beginning of period	36,279
Profit (loss) of combined entity as if combination occurred at beginning of period	12,706
Cash paid	80,126
Payable in installments	52,846
Transaction costs (included in cash flows from operating activities)	R$ (1,875)
Description of adjustment	R$ 52,846 payable in three equal installments of R$ 17,615.5 payable semiannually from the acquisition date and adjusted by the SELIC rate.